Other Receivables, Net - Schedule of Other Receivables, Net (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Receivables, Net [Abstract]
Advances to staff	[1]	¥ 2,270	¥ 2,533
Rental deposits		5,439	8,134
Loan receivable to third parties	[2]	804,834	743,793
Consideration receivable from disposal of long-term investments	[3]	816,653
Receivables consideration from share issuance	[4]	234,688
Other		2,165	1,305
Less: Allowance for expected credit losses - other receivables		(1,577,710)	(47,142)
Other receivables, net		288,339	708,623
Balance at the beginning of the year		47,142	3,028
Write-off			(1,469)
Current period allowance for expected credit losses		1,530,568	45,583
Balance at the end of the year		¥ 1,577,710	¥ 47,142

[1]	Amount represented advances to staffs or entrepreneurial agents of the Group for daily business operations, which are unsecured, interest-free and repayable on demand.
[2]	Amount mainly represented 1) term-loan (matures in June 2025 with extension) to Sichuan Tianyi Real Estate Development Co., Ltd. (“Sichuan Tianyi”) of RMB65,000 and RMB25,000 as of December 31, 2024 and 2025 respectively, and corresponding interest receivable of RMB4,089 and RMB2,016 as of December 31, 2024 and 2025, respectively. The loan is guaranteed by the ultimate controlling owner of Sichuan Tianyi, whom is jointly liable, with the interest rate of 6% per annum; 2) term-loan (matured in 2025) to a third party company principally engaged in provision of education service of RMB670,300 and RMB670,300 as of December 31, 2024 and 2025, respectively, with the interest rate of 5% per annum, and corresponding interest receivable of RMB5,782 and RMB33,515 as of December 31, 2024 and 2025, respectively; 3) term-loan (matures in 2026) to a third party company of RMB12,000 as of December 31, 2025, with the interest rate of 3% per annum; and 4)) term-loan (matured in March 2026) to third parties of RMB40,000 as of December 31, 2025, with the interest rate of 5% per annum. Based on the Group’s evaluation of the collectibility of all term loan receivables, a full provision amounting to RMB 804,834 was accrued as at December 31, 2025.
[3]	Amount as of December 31, 2025 primarily represented:1) the outstanding receivable of RMB47,630 from the divestiture of subsidiaries, of which RMB38,240 was settled in April 2026; 2) the receivable from third-party investment firms as the Group transferred 53,466,331 Class A ordinary shares of BGM to third-party investment firms in May 2025. The shares transfer consideration is to be settled in two equal installments within two years. Following the assessment on the recoverability of outstanding receivables, the Group recorded a provision of RMB 772,153 as of December 31, 2025.
[4]	Amount mainly represented subscription consideration receivable in connection with the share issuance completed in 2025, which was fully settled in April 2026.